Financial Instruments - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Jun. 30, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Carrying value of long-term debt, excluding leases	$ 1,508,420	$ 1,498,025
Fair value of long-term debt, excluding leases	$ 1,708,723	$ 1,654,886